Leases Obligations - Summary of Liabilities for Assets in a Lease (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments				$ 62,949
Present value of minimum lease payments	$ 37,192	$ 48,199	$ 58,011
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	15,067	17,938		15,067
Interest	(2,490)	(3,428)
Present value of minimum lease payments	12,577	14,510
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	13,445	13,460		10,716
Interest	(1,525)	(2,330)
Present value of minimum lease payments	11,920	11,130
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	11,496	11,819		11,252
Interest	(612)	(1,460)
Present value of minimum lease payments	10,884	10,359
Less Than Four Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	1,850	11,008		$ 11,899
Interest	(39)	(618)
Present value of minimum lease payments	1,811	10,390
Five Years And Over [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments		1,851
Interest		(41)
Present value of minimum lease payments		1,810
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	26,791	38,138
Interest	(2,176)	(4,449)
Present value of minimum lease payments	24,615	33,689
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	41,858	56,076
Interest	(4,666)	(7,877)
Present value of minimum lease payments	$ 37,192	$ 48,199